UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC

445 East Lake Street, Suite 230

              Wayzata, Minnesota 55391

(Address of principal executive offices)

Blue Rock Advisors, Inc.

445 East Lake Street, Suite 230

              Wayzata, Minnesota 55391

(Name and address of agent for service)

Registrant's telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Item 1. Reports to Stockholders.

Blue Rock Market Neutral Fund, LLC

Financial Statements as of and for the
Period from April 1, 2008 through September 30, 2008

TABLE OF CONTENTS

Schedule of Investments	1-2

Allocation by Sub-Strategy	2

Statement of Assets, Liabilities and Members’ Capital	3

Statement of Operations	4

Statement of Cash Flows	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to the Financial Statements	8-13

Other Information	14

Blue Rock Market Neutral Fund, LLC

Schedule of Investments
September 30, 2008
(Unaudited)

			% Of	Initial
			Members’	Acquisition
	Cost	Fair Value	Capital	Date	Liquidity[3]

INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda - Market Neutral Equity
Scopia International Limited	$9,592,773	$10,765,638	5.27%	08/01/05	Quarterly
Scopia PX International Limited	2,000,000	1,971,974	0.97	01/01/08	Quarterly

British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	10,230,048	9,261,251	4.54	10/01/06	Monthly
Rivanna Offshore Partners, Ltd.	7,742,657	8,073,070	3.95	02/01/08	Monthly

Cayman Islands - Market Neutral Equity
Altairis Offshore	14,600,000	16,413,263	8.04	01/01/06	Monthly
CZ Equilibria UK Fund Limited	8,700,000	9,100,005	4.46	03/01/08	Monthly
Dirigo, Ltd.	11,175,378	11,939,024	5.85	09/01/07	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	13,386,408	21,605,105	10.58	10/01/06	Quarterly
Loomis Sayles Consumer Discretionary Hedge Fund, Ltd.	15,500,000	16,670,644	8.16	02/01/05	Monthly
Seasons Core Fund, Ltd.	14,272,706	14,006,930	6.86	10/01/07	Quarterly
Seligman Spectrum Focus Fund	8,600,000	9,182,540	4.50	10/01/07	Monthly
STG Capital Fund, Ltd.	8,900,000	10,010,595	4.90	04/01/06	Quarterly
The Ratio European Fund	6,500,000	5,901,189	2.89	09/01/08	Monthly
Tokum Offshore, Ltd.	5,300,000	5,586,998	2.74	01/01/08	Quarterly

Ireland - Market Neutral Equity
Lazard Japan Carina Fund, PLC	2,355,219	2,563,955	1.26	01/01/06	Monthly

Total Investment Funds	138,855,189	153,052,181	74.97

Limited Partnerships
United States - Market Neutral Equity
FrontPoint Consumer and Industrials Onshore Fund, L.P.	5,300,000	4,781,075	2.34	08/01/07	Quarterly
FrontPoint Healthcare Fund, L.P.	14,550,000	17,769,408	8.70	07/01/04	Quarterly
FrontPoint Utility and Energy Fund, L.P.	16,931,720	18,673,196	9.15	07/01/04	Quarterly
Loomis Sayles Energy Hedge Fund, L.P.	7,800,000	7,361,117	3.60	06/01/07	Monthly

Total Limited Partnerships	44,581,720	48,584,796	23.79

Total Investments in Portfolio Funds	$183,436,909	$201,636,977	98.76%

Blue Rock Market Neutral Fund, LLC

Schedule of Investments (Continued)
September 30, 2008
(Unaudited)

			% Of
			Members’
	Cost	Fair Value	Capital

SHORT-TERM INVESTMENTS
Fidelity Institutional Money Market Treasury Portfolio	$2,682,659	$2,682,659	1.31%

Total Investments in Portfolio Funds and Short-Term Investments	$186,119,568	204,319,636	100.07

Liabilities less Other Assets		(148,290)	(0.07)

Members’ Capital		$204,171,346	100.00%

[1]
All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can   generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.

[2]	Not income producing.
[3]	Unaudited.

The accompanying notes are an integral part of these financial statements.

Allocation by Sub-Strategy
September 30, 2008
(Unaudited)

Blue Rock Market Neutral Fund, LLC

Statement of Assets, Liabilities and Members’ Capital
September 30, 2008
(Unaudited)

ASSETS
Investments at fair value (cost: $186,119,568)	$204,319,636
Prepaid insurance	14,133
Interest receivable	2,199

Total Assets	204,335,968

LIABILITIES
Management fee payable	119,771
Professional fees payable	24,942
Fund administration and accounting fees payable	11,969
Other accrued expenses	7,940

Total Liabilities	164,622

NET ASSETS	$204,171,346

MEMBERS’ CAPITAL
Contributed capital - net	$185,971,278
Net unrealized appreciation on investments	18,200,068

Total Members’ Capital	$204,171,346

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Statement of Operations
Six Months Ended September 30, 2008
(Unaudited)

INVESTMENT INCOME
Interest	$9,707

EXPENSES
Management fee	869,001
Professional fees	82,500
Fund administration and accounting fees	86,693
Insurance expense	23,808
Board of Managers’ fees	15,349
Custodian fees	2,679
Miscellaneous expenses	25,361
Total expenses before recapture	1,105,391
Expense recapture	53,001

Net expenses	1,158,392

Net Investment Loss	(1,148,685)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	-
Net change in unrealized appreciation/depreciation on investments	(6,434,035)

Net Realized and Unrealized Gain on Investments	(6,434,035)

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$(7,582,720)

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Statement of Cash Flows
Six Months Ended September 30, 2008
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members’ capital resulting from operations	$(7,582,720)
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation/depreciation on investments	6,434,035
Purchases of Portfolio Funds	(24,650,000)
Increase in prepaid insurance	(7,191)
Decrease in interest receivable	3,789
Decrease in management fee payable	(304,932)
Decrease in professional fees payable	(25,740)
Decrease in fund administration and accounting fees payable	(12,849)
Decrease in other accrued expenses	(10,870)
Net Decrease in short-term investments	6,530,317

Net Cash Used in Operating Activities	(19,626,161)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions	19,626,161
Capital withdrawals	-

Net Cash Provided by Financing Activities	19,626,161

NET CHANGE IN CASH	-

Beginning of year	-

End of year	$-

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	September 30, 2008	March 31, 2008
	(Unaudited)

OPERATIONS
Net investment loss	$(1,148,685)	$(2,269,385)
Net realized gain on investments	-	7,235,384
Net change in unrealized appreciation/depreciation on investments	(6,434,035)	9,516,091

Net Increase/(Decrease) in Members’ Capital Resulting From Operations	(7,582,720)	14,482,090

MEMBERS’ CAPITAL TRANSACTIONS
Capital contributions	19,626,161	18,435,452
Capital withdrawals	-	(7,147,168)

Net Increase in Members’ Capital Resulting From Capital Transactions	19,626,161	11,288,284

INCREASE IN MEMBERS’ CAPITAL	12,043,441	25,770,374

MEMBERS’ CAPITAL
Beginning of year	192,127,905	166,357,531

End of Year	$204,171,346	$192,127,905

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Financial Highlights

Supplemental data and ratios

	Six Months		Year	Year	Year		Period
	Ended		Ended	Ended	Ended		Ended
	September 30, 2008		March 31, 2008	March 31, 2007	March 31, 2006		March 31, 2005 [6]
	(Unaudited)

Total return	(3.62)	% [1]	8.56%	8.14%	8.01%		0.87	% [1]

Net assets, end of year (000s)	$204,171		$192,128	$166,358	$68,590		$41,622

Ratio of net expenses to average monthly net assets [2,5]	1.15	% [3]	1.30%	1.30%	1.30	% [4]	1.30	% [3,4]

Ratio of net investment loss to average monthly net assets [2,5]	(1.14)	% [3]	(1.24)%	(1.27)%	(1.25)	% [4]	(1.27)	% [3,4]

Portfolio turnover rate	13%		36%	28%	44%		8%

[1]	Not annualized.
[2]
Net of recapture and reimbursements/waivers. Absent recapture and reimbursements/waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets would have been 1.10% and (1.09%) for the six months ended September 30, 2008; would have been 1.14% and (1.08%) for the year ended March 31, 2008; would have been 1.24% and (1.21%) for the year ended March 31, 2007; would have been 1.51% and (1.45%) for the year ended March 31, 2006; and would have been 2.39% and (2.36%) for the period ended March 31, 2005, respectively

[3]	Annualized.
[4]
Includes the amortization of organizational and offering costs. The organizational costs were expensed in the first month of the Fund's operations and will not be recurring. The offering costs are to be expensed over the first 12 months of the Fund's operations and will not be recurring.

[5]	These ratios do not include the income or expenses of the Portfolio Funds.
[6]	The Fund commenced operations on July 1, 2004.

The above ratios may be different for individual members based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements
September 30, 2008
(Unaudited)

(1) Organization

Blue Rock Market Neutral Fund, LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end, management investment company. The Fund was formed on March 29, 2004, and commenced operations on July 1, 2004. The Fund's investment objective is to provide capital appreciation while seeking to limit exposure to market risk. The Fund seeks to accomplish this objective by investing its assets primarily in private investment funds (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that utilize “low net exposure long-short market-neutral” investment strategies.

The investment adviser of the Fund is Blue Rock Advisors, Inc. (the “Adviser”). The power to manage and control the business affairs of the Fund is vested in the Board of Managers (the “Board of Managers”), including the exclusive authority to establish and oversee policies regarding the management, conduct, and operation of the business of the Fund. UMB Fund Services, Inc. serves as the Fund’s Administrator, Fund Accountant and Recordkeeper. Limited liability company interests in the Fund (“Interests”) are sold in private placement to investors. Investors who acquire Interests in the Fund will become members of the Fund (“Members”). Members will not be able to liquidate their investment other than as a result of repurchases of Interests by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase Interests. The Adviser expects to recommend to the Board of Managers that it conduct repurchase offers on a quarterly basis.

(2) Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

(a) Security Transactions

Purchases and sales of investments in Portfolio Funds are recorded on the effective date as specified in the Portfolio Fund’s investment agreement. Purchases and sales of other securities are accounted for on a trade-date basis. Realized gains and losses are recognized at the time of withdrawal from a Portfolio Fund and are calculated based on identified cost. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of the Portfolio Fund occur.

(b) Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

Investments in Portfolio Funds are valued at their fair value, in accordance with the Fund’s limited liability company agreement (“LLC Agreement”) and the valuation procedures approved by the Board of Managers. Ordinarily, this fair value will represent the values determined by the administrators or Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds’ valuation policies and as reported by the Portfolio Funds’ administrators or Portfolio Managers. Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund in valuing its own investments. The Adviser attempts to confirm the accuracy of each Portfolio Fund’s monthly valuation by reviewing periodic financial information obtained from the Portfolio Funds (e.g. Portfolio Fund audited financial statements and Portfolio Fund position reports).

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2008
(Unaudited)

As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Board of Managers, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board of Managers, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund may consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers.

All of the Fund’s investments in Portfolio Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration of factors that may be subjective.

(c) Advance Portfolio Fund Contributions

Fund contributions to Portfolio Funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the Fund prior to this date is recorded as a pre-paid investment.

(d) Income Taxes

In July 2006, the Financial Accounting Standards Board (FASB) released Interpretation No. 48, “Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Adviser has evaluated the application of the Interpretation to the Fund, and it does not have any significant impact to the Fund’s financial statements. The following is the major tax jurisdiction for the Fund and the earliest tax year subject to examination: United States - 2005.

(e) Investment Income

Interest and dividend income is recognized on an accrual basis. The Portfolio Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Portfolio Funds in the form of unrealized appreciation. To the extent such distributions are made by the Portfolio Funds, the distributions would decrease the cost basis of the Portfolio Funds.

(f) Short-Term Investments

Short-term investments consist of liquid investments with maturities of less than 90 days.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2008
(Unaudited)

(g) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

(3) Expenses of the Fund

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the advisory agreement. Examples of expenses borne by the Fund include legal fees, audit and tax fees, administration fees, custody fees, costs of insurance, organizational and registration expenses, offering costs and costs associated with meetings of the Board of Managers and Members. Expenses are recognized on an accrual basis.

(a) Expense Limitation and Reimbursement

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation”) under which the Adviser will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.30% per annum of the Fund's average monthly net assets.

In consideration for the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts. Reimbursement to the Adviser will only be made to the extent that it does not cause the Fund’s ordinary expenses to exceed the Expense Limitation. The following table lists the total amount of reimbursable expenses to the Adviser:

Expenses Reimbursed and Recaptured by Adviser

Fiscal Year Ended	Amount Reimbursed	Amount Recaptured	Remaining Balance	Expiration Date
March 31, 2005	$295,929	$295,929	$0	March 31, 2008
March 31, 2006	119,640	119,640	0	March 31, 2009
March 31, 2007	29,777	29,777	-	March 31, 2010

During the six months ended September 30, 2008, the Adviser recaptured $53,001 of reimbursed expenses.

(b) Management Fees

The Fund pays the Adviser a management fee as compensation for its services to the Fund. The management fee is accrued and payable monthly and is calculated by applying the following annual rates to the average monthly net assets of the Fund determined at the close of each month: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million. Management fees, prior to recapture pursuant to the Expense Limitation, were $869,001 for the six months ended September 30, 2008.

(c) Placement Agent

Placement agents may be retained by the Fund to assist in the placement of Interests. A placement agent will generally be entitled to receive a fee from each Member who’s Interests the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in the Fund. Placement agents may also be reimbursed by the Fund with respect to certain out-of-pocket expenses.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2008
(Unaudited)

At this time, Blue Rock Global Partners, Inc. serves as the sole placement agent of Interests. For the six months ended September 30, 2008, Blue Rock Global Partners, Inc. has earned $0 in fees related to the placement of Interests in the Fund.

(d) Board of Managers’ Fees

Each Manager who is not an “interested person” of the Fund, as defined by the 1940 Act, receives an annual retainer of $10,000. Any Manager who is an “interested person" does not receive any annual or other fee from the Fund. All Managers are reimbursed for all reasonable out of pocket expenses.

(e) Expenses of Portfolio Funds

With respect to the Fund’s investments in Portfolio Funds, the Fund may indirectly or directly pay an investment advisory fee which is deducted from the value of the Fund’s investment. In addition, the Fund may indirectly pay an incentive fee of up to 20% of the Portfolio Fund’s net profits, which is also deducted from the value of the Fund’s investment.

(4) Members’ Capital Accounts

(a) Contributions

The Fund offers Interests once a month, generally at the beginning of each month or more or less frequently in the sole discretion of the Board of Managers. These Interests in the Fund are not unitized pursuant to the terms of the LLC agreement. All subscriptions are subject to the receipt of cleared funds from the investor prior to the applicable subscription date in the full amount of the subscription. The minimum initial investment in the Fund is $500,000. Subsequent investments must be at least $250,000. These minimums may be modified by the Fund from time to time, and they may be waived by the Fund for certain investors. The Board of Managers reserves the right to reject any subscription for Interests and the Board of Managers may, in its sole discretion, suspend subscriptions for Interests at any time.

(b) Withdrawals

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Repurchases are made at such times and on such terms as determined by the Board of Managers, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board of Managers considers recommendations from the Adviser.

(c) Allocation of Profits and Losses

Net profits or net losses of the Fund are allocated to the Members in accordance with the terms of the LLC Agreement. In general, each Member shares in the profits and losses of the Fund in proportion to their respective Interests in the Fund.

(5) Investment Transactions

The following table lists the aggregate purchases, proceeds and sales of Portfolio Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation for the period April 1, 2008 to September 30, 2008 and as of September 30, 2008. At September 30, 2008, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2008
(Unaudited)

Aggregate purchases of Portfolio funds	$24,650,000
Aggregate redemptions from Portfolio funds	-
Gross unrealized appreciation	2,572,561
Gross unrealized depreciation	(9,006,596)
Net unrealized depreciation	(6,434,035)

(6) Investments in Affiliates

The Fund has waived all voting rights in all of the underlying Portfolio Funds. Had the Fund not done so, each of the Portfolio Funds may be regarded as an “affiliate”; as such term is defined in the 1940 Act, of the Fund.

(7) Contingencies and Commitments

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(8) Off Balance Sheet Risk

An investment in the Fund involves risk and is suitable only for persons who can afford fluctuations in the value of their capital and have limited need for liquidity in their investment. There is no assurance that the investment strategies employed by the Adviser will achieve the goals of the Fund. In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Fund did not enter into any of these transactions for the six months ended September 30, 2008.

(9) Related Party Transactions

The Fund’s short-term investment vehicle was the UMB Bank, n.a., Money Market Fiduciary until September 25, 2008. UMB Bank, n.a. is the parent company of UMB Fund Services, Inc., the Fund’s Administrator, Fund Accountant and Recordkeeper. As of September 26, 2008, the Fund’s short-term investment vehicle is Fidelity Institutional Money Market Treasury Portfolio.

(10) Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007.  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of April 1, 2008.  Under FAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2008
(Unaudited)

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$0	-
Level 2 – Other Significant Observable Inputs	$2,682,659	-
Level 3 – Significant Unobservable Inputs	$201,636,977	-
Total	$204,319,636	-

*Other financial instruments are derivative instruments not reflected in the Condensed Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment. At September 30, 2008, the Partnership had no financial instruments subject to this disclosure.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Portfolio Funds	Other Financial Instruments
Beginning Balance 4/1/2008	$183,421,012	-
Realized gain (loss)	$0	-
Change in unrealized appreciation (depreciation)	$(6,434,035)	-
Net purchases (sales)	$24,650,000	-
Transfers in/out of level 3	$0	-
Ending balance 9/30/08	$201,636,977	-

(11) Subsequent Events

Between October 1, 2008 and November 1, 2008 the Fund invested $11,000,000 with three existing independent investment advisers. During the same time period, the Fund received additional capital contributions totaling $13,000,000 and had no capital withdrawals.

OTHER INFORMATION (Unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-221-5919. It is also available on the Securities and Exchange Commission's (the "SEC’s") website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-888-221-5919, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The schedule of investments in securities in unaffiliated issuers is included as part of the report to members filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a – 3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1)	Not applicable.

(2)	Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	December 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	December 3, 2008

By (Signature	/s/ Mark F. Steen
and Title)	Mark F. Steen
Principal Financial Officer
Date	December 3, 2008